Exploration and Evaluation Assets	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Exploration and Evaluation Assets

11.	Exploration and Evaluation Assets

The following details the changes in exploration and evaluation assets in the Saguenay Region of Quebec for the two years ended February 29, 2024:

	Lac`a l’Orignal Flagship area (a) $	Begin - Lamarche area (b) $	Bluesky area (c) $	Total $
Balance as at February 28, 2022	—	—	—	—
Acquisition costs	3,270,709	264,200	109,325	3,644,234
Balance as at February 28, 2023	3,270,709	264,200	109,325	3,644,234
Acquisition costs	—	22,825	—	22,825
Impairment	—	—	(109,325)	(109,325)
Balance as at February 29, 2024	3,270,709	287,025	—	3,557,734

The Company expenses non-acquisition exploration and evaluation expenditure to profit and loss. This is presented as mining exploration and metallurgy in the statement of loss and comprehensive loss. The following details such expenditure for the years ended February 29, 2024, February 28, 2023 and 2022:

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Schedule of mining exploration and metallurgy comprehensive loss

	Lac`a l’Orignal Flagship area (a) $	Begin - Lamarche area (b) $	Bluesky area (c) $	Total $
Balance as at February 28, 2022	—	—	—	—

Consulting	18,500	36,101	—	54,601
Survey, Drilling & Geophysics	286,486	514,651	—	801,137
Metallurgical Testing	328,705	—	—	328,705
Balance as at February 28, 2023	633,691	550,752	—	1,184,443

Consulting	197,208	20,065	—	217,273
Survey, Drilling & Geophysics	34,060	2,763,240	72,268	2,869,568
Metallurgical Testing	58,335	374,921	—	433,256
Balance as at February 29, 2024	289,603	3,708,978	72,268	3,520,097

(a)   Lac `a l’Orignal flagship area

On June 17, 2022, the Company entered into an option agreement (the “Agreement”), which was subsequently amended, with an arm’s length TSX Venture Exchange listed company (the “Optionor”), which provides the Company the right to acquire a 100% legal and beneficial interest, subject to an existing 1% net smelter return (NSR) royalty, in a phosphate exploration property in the Province of Quebec. Pursuant to the Agreement, the Company acquired the interest in the Property by paying a total cash consideration of $1,491,000.

Further, as per the agreement, the Company issued 6,000,000 of its common shares at $0.25 per share for a total value of $1,500,000.

The Company purchased the 1% NSR royalty relating to this property for $50,000. Further, the Company issued 700,000 shares at $0.02 per share as finder's fees for the mineral property.

The Company purchased two additional mineral claims for $15,000 in cash and 11 mineral claims via an option agreement in the Province of Quebec in the proximity of the Lac`a l'Orignal property. The Company made a payment of $90,000 in cash for the acquisition of the 11 mineral claims.

On September 12, 2022, the Company entered into an agreement to purchase 7 mining claims in this region of the Province of Quebec for total consideration of $21,000 comprised of $7,000 settled by issuing 28,000 shares at $0.25 per share and $ 14,000 in cash. Further, the Company has paid $nil in cash for claim staking in the year ended February 29, 2024 (February 28, 2023 - $89,709).

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(b)   Begin - Lamarche

The Begin - Lamarche properties consist of a series of staked claims and claims acquired under various option agreements. This property is in the exploration stage.

On July 27, 2022, the Company purchased 24 mining claims in this region of the Province of Quebec for a total consideration of $222,500 which comprised of $12,500 settled by issuing 50,000 shares at $0.25 per share and $210,000 in cash. Further, the Company has paid $nil in cash for claim staking in the year ended February 29, 2024 (February 28, 2023 - $41,700).

On March 10, 2023, the Company added to its Begin-Lamarche area and acquired 13 mineral claims in this area for a total consideration of $22,825 through the issuance of 27,173 common shares. The fair value of the consideration has been determined based on the fair value of the common shares on the date of issuance.

(c)	Bluesky Area

The Bluesky properties consist of a series of staked claims. These properties are in the early exploration stage. All of the claims are 100% owned by the Company, are free of net smelter royalties and are in good standing.

On September 12, 2022, the Company purchased 23 mining claims in this region of the Province of Quebec for total consideration of $50,000 which comprised of $40,000 settled by issuing 160,000 common shares at $0.25 per share and $10,000 in cash. Further, the Company has paid $nil in cash for claim staking in the year ended February 29, 2024 (February 28, 2023 - $59,325).

The Bluesky properties is fully impaired as management has decided not to renew its claims as it is directing its resources to the other mineral properties. The management believes that technical feasibility and commercial viability would become demonstrable quicker for the other properties as opposed to Bluesky properties.